Premises and Equipment (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Depreciation expense
Depreciation expense	$ 1,758	$ 1,605	$ 1,858